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                                        Registration Statement Nos. 2-85406
                                                                    811-3814

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /

   Pre-Effective Amendment No.                                              / /
                               ....

   Post-Effective Amendment No.  27                                         /X/
                                ....

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /

                                Amendment No. 29                            /X/
                                             ....

                        (Check appropriate box or boxes.)

                        RESERVE NEW YORK TAX-EXEMPT TRUST
   ...........................................................................
               (Exact Name of Registrant as Specified in Charter)

   ...........................................................................
   (Address of Principal Executive Offices)                   (Zip Code)

               Registrant's Telephone Number, including Area Code
 ...............................................................................

                     (Name and Address of Agent for Service)

                            MaryKathleen Foynes Gaza, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701

   Approximate date of Proposed Public Offering
                                                ...............................

It is proposed that this filing will become effective (check appropriate box)

   / / immediately upon filing pursuant to paragraph (b)

   / / on (date) pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   /X/ on April 9, 2001 pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

   / / this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:

                        MaryKathleen Foynes Gaza, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701

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                  SUBJECT TO COMPLETION- DATED FEBRUARY 2, 2001

                            RESERVE TAX-EXEMPT TRUST
                        RESERVE NEW YORK TAX-EXEMPT TRUST

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 / / 800-637-1700

                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 / / www.reservefunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

Information contained herein is subject to completion or amendment, with the exception of securities to be designated as Class R as well as the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, Ohio Tax-Exempt, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust. A registration statement relating to these securities, adding Class 8, 15, 25, 35, 45 Treasurer's Trust and 75 and designating the outstanding shares of the Interstate Tax-Exempt Fund as Class R has been filed with the Securities & Exchange Commission. These securities, with the exception of securities to be designated as Class R and California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, Ohio Tax-Exempt, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust, may not be sold nor offers to buy be accepted prior to the time that the registration statement becomes effective. This Statement of Additional Information as it relates to the Interstate Tax-Exempt Fund Class 8, 15, 25, 35, 45 Treasurer's Trust and 75 shall not constitute an offer to sell or the solicitation for an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.

This Statement of Additional Information ("SAI") describes the INTERSTATE TAX-EXEMPT, CALIFORNIA II TAX-EXEMPT, CONNECTICUT TAX-EXEMPT, FLORIDA TAX-EXEMPT, MASSACHUSETTS TAX-EXEMPT, MICHIGAN TAX-EXEMPT, NEW JERSEY TAX-EXEMPT, OHIO TAX-EXEMPT, PENNSYLVANIA and VIRGINIA TAX-EXEMPT FUNDS of Reserve Tax-Exempt Trust and the NEW YORK TAX-EXEMPT FUND of Reserve New York Tax-Exempt Trust (each a Fund, together the "Funds") (with the exception of the Interstate Tax-Exempt Fund, each Fund is a "state specific municipal money fund"). At the date of this SAI, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) authorized and outstanding. Each Fund, with the exception of the Interstate Tax-Exempt Fund, offers only one class of shares, presently. Effective April 9, 2001, the Interstate Tax-Exempt Fund offers eight classes: Class 8, 15, 25, 35, 45 Treasurer's Trust, 75 and R. All outstanding shares of the Interstate Tax-Exempt Fund as of April 8, 2001 are now designated as Class R. Additional series (fund) and classes may be added in the future by the Board of Trustees. The Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust were organized as Massachusetts business trusts on January 25, 1983, and July 12, 1983, respectively, and are open-end management investment companies commonly known as money-market mutual funds. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectuses dated _____,___, 2001, and should be read in conjunction with it. Copies of the Prospectuses may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Funds. This Statement is dated _____,___, 2001.

   TABLE OF CONTENTS                                                    PAGE

   Description of Funds
   Investment Strategies and Risks
   Management of the Trusts
   Investment Management, Distribution and Custodian Agreements
   Information About the Trusts
   How to Buy and Sell Shares
   Dividends, Distributions and Taxes
   Yield Information
   General Information
   Ratings
   Financial Statements

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

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                            DESCRIPTION OF THE FUNDS

     The investment objective of all of the state specific municipal money funds is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the particular state fund as is consistent with preservation of capital and liquidity. Each Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state for which it is named and the state's counties, municipalities, authorities or other political subdivisions. The Interstate Tax-Exempt Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. The Interstate Tax-Exempt Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations. However, achievement of these objectives cannot be assured. The investment objectives of the Funds may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.

     Investment in the Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life.)

     Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b), a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Funds are non-diversified mutual funds. In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities. A "single state" tax-exempt fund is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

     Reserve Management Co., Inc. ("RMCI") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

     The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act);

(4) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;


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(5)  concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. Governments or instruments secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)  make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

     Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

     The Funds will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by


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RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Boards of Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. Specific types of municipal obligations and the risks of each are described more fully below.

     There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

     The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

     A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

     Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed


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supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

     Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

     Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

     In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

PARTICIPATION INTERESTS. The Funds may purchase participation interests in municipal obligations from financial institutions, which gives a Fund an undivided proportional interest in the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater credit risks than other municipal money market securities because of their structure.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when a Fund purchases and simultaneously contracts to resell securities at fixed prices determined by the negotiated yields. Each Fund will limit repo transactions to those financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default or insolvency of the repo counter-party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, a Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements with a term greater than seven (7) days.

     Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

     The Funds may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse

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repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, a Fund repurchases the transferred security. It is the Funds' policy that entering into a reverse repurchase agreement will be for temporary purposes only, and, when aggregated with other borrowing, may not exceed 5% of the value of the total assets of a Fund at the time of the transaction.

COMMERCIAL PAPER. Although not a principal strategy, the Funds may purchase commercial paper consisting only of short-term, unsecured promissory notes issued to finance short-term credit needs which are direct obligations issued by domestic entities. The other corporate obligations in which the Primary Fund may invest consist of high-quality, short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks. However, the Funds have never purchased commercial paper and have no current interest in doing so.

BORROWING. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

     The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

     Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause that Fund's share price to decrease.

     Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

     Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     Further, there are additional risks particular to each state for which a respective state-specific municipal money fund is named. State-specific municipal money funds invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or it's counties, municipalities, authorities or other subdivisions. These Funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN CALIFORNIA. Investors should consider carefully the special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State. From mid-1990 to late 1993, the State suffered a recession resulting in the worst economic and budget conditions since the 1930's. The State, plagued by recurring budget deficits, depleted its available cash resources. A series of external borrowings were necessary to meet the State's cash needs. As a result, between October 1991 and July 1994, all rating agencies lowered the ratings on the State's general obligation bonds from AAA equivalent to A equivalent. These and other factors may have the effect of impairing the ability of California municipal issuers to make interest and or principal payments on such obligations. However, since 1993 the State's financial condition has improved. The General Fund ended fiscal 1998 with a positive GAAP balance of $547 million, substantially better than the $2.5 billion deficit at the end of 1997. The State's unemployment rate, though improved, remains above the national average. Recently, California's general obligation bonds have been upgraded to ratings of AA- by S&P and Aa3 by Moody's.

RISK FACTORS OF CONCENTRATING IN CONNECTICUT. The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State of Connecticut and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending that have had a significant impact on unemployment levels. Connecticut reported deficits from its General Fund operations for the fiscal years 1988 through 1991. Together with the deficit carried forward from the State's 1990 fiscal year, the total General Fund deficit for the 1991 fiscal year was $965.7 million. The total deficit was funded by the issuance of General Obligations Economic Recovery Notes. Moreover, as of June 30, 1995 and 1996, the General Fund had cumulative deficits under GAAP of $576.9 million and $639.9 million, respectively. As a result of the recurring budgetary problems, S&P downgraded the State's general obligation bonds from AA+ to AA in April 1990 and to AA- in September 1991. In April 1990, Moody's downgraded Connecticut's bonds from Aa1 to Aa (since refined to Aa3 in March 1997). Recently, the disparity between Connecticut's rate of economic growth and that of the nation has narrowed. Employment in the year ending August 1998 was up 2.2% versus a national increase of 2.7%. The projected $498 million in the Budget Reserve Fund for 1998 should bring the accumulated GAAP-basis General Fund deficit down to $172 million. Currently, the State's general obligation bonds are rated Aa3 and AA by Moody's and S&P, respectively.

RISK FACTORS OF CONCENTRATING IN FLORIDA. Investors should consider carefully the special risks inherent in the Fund's investment in Florida municipal obligations. The revenue of Florida is closely tied to its tourism business. A decline in tourism could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles. The Florida Constitution and statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida municipal obligations pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as the same becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required. Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which may be payable solely from funds derived directly from sources other than State tax revenues. Fiscal year 1995-96 estimated General Revenue and Working Capital and Budget Stabilization funds available totaled $15.3 billion, a 3.3% increase over 1994-95, resulting in unencumbered reserves of approximately $503 million at the end of fiscal 1995-96. General Revenue and Working Capital and Budget Stabilization funds available for fiscal 1996-97 are estimated to total $16 billion, a 5.1% increase over 1995-96, resulting in unencumbered reserves of approximately $518 million at the end of fiscal 1996-97. Florida's general revenues for 1998 grew 7.6% over 1997 and the State estimates that the Budget Stabilization Fund will end fiscal 1999 with a balance of $787 million. At present, the State's general obligation bonds are rated Aa2 and AA+ by Moody's and S&P, respectively.

RISK FACTORS OF CONCENTRATING IN MASSACHUSETTS. The credit quality of the Massachusetts Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Massachusetts and its political subdivisions. Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings. A return of persistent serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts municipal obligations. The Commonwealth's operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.25 billion, respectively, were covered primarily through deficit borrowings and a fiscal 1991 operating loss of $21 million was covered by drawing on the adjusted 1990 fund balance of $258 million. However, Massachusetts ended fiscal years 1992 through 1996 with a positive fiscal balance in its general operating funds. The Commonwealth ended fiscal 1998 with an accumulated GAAP-basis Budgeted Operating Fund balance of $1.8 billion. At present, Massachusetts' general obligation bonds are rated by S&P, Fitch and Moody's AA-, AA- and Aa2, respectively.

RISK FACTORS OF CONCENTRATING IN MICHIGAN. The credit quality of the Michigan Tax-Exempt Fund will depend on the continued financial strength of the State of Michigan and its political subdivisions. Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry. While the State's employment base has diversified away from durable goods manufacturing to trade and services, it remains auto-dependent. Michigan's unemployment rate of 4.0% remained below the national rate of 4.7% through January 1998. The State unemployment rate has remained below the national average for the past 2.5 years. Prior to 1998, the State had exceeded the national unemployment rate for 15 years. Personal income grew 4.6% in 1997 while the State maintained its traditionally low debt levels. All debt ratios in the State are below the medians. Michigan has made significant progress in achieving a strengthened financial position and long-term structural budget balance through aggressive management controls and conservative fiscal practices. These practices are evident in the State's establishment and maintenance of a large "rainy day" cash reserve. At present, Michigan's general obligation bonds are rated AA+ and Aa1 by S&P and Moody's, respectively.

RISK FACTORS OF CONCENTRATING IN NEW JERSEY. Investors in the New Jersey Tax-Exempt Fund should be mindful that the State's economy performed strongly for much of the 1980s and outpaced national trends. However, from 1989 to 1992, the State's economic performance trailed the rest of the nation. Reflecting the economic downturn, the State's unemployment rate rose from 3.6% in the first quarter of 1989 to a peak of 8.5% during 1992. Since then, the State's unemployment rate fell to an average of 6.4% during 1995 and 6.1% for the four-month period from May 1996 through August 1996. The State ended fiscal 1996 with estimated undesignated balances of $873 million and produced employment gains of 2.3% in 1997 and 2% in 1998. The State's budgetary-basis revenues grew by 6.1% in fiscal 1998, resulting in a GAAP-basis ending balance of $1.25 billion. Since July 1991, the State's general obligation debt has been rated AA+ by S&P and Aa1 by Fitch and Moody's.

RISK FACTORS OF CONCENTRATING IN NEW YORK. Investors in the New York Tax-Exempt Fund should consider the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized their credit standing, impaired the borrowing abilities and contributed to high-interest rates on debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York municipal obligations in which the Fund may invest. If there should be default or other financial crisis, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990s added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal years 1989 through 1992. However, for its fiscal years 1993 through 1996, the State recorded balanced budgets on a cash-basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. The State closed fiscal 1997 and 1998 with surpluses of $1.4 billion and $2 billion, respectively. Recent financial strength, however, does not significantly limit the State's exposure to the longer term risks associated with a large debt burden and a chronic structural budget imbalance. In January 1992, Moody's lowered from A to Baa1 the ratings on certain appropriation-backed debt of New York State and its agencies. The State's general obligation, State-guaranteed and New York State Local Government Assistance Corporation bonds continued to be rated A by Moody's (since refined to A2 in 1997). The State's general obligation debt is rated A+ by S&P. At present, the general obligation debt of New York City is rated A3 by Moody's. The City's debt is rated A- by S&P.

RISK FACTORS OF CONCENTRATING IN OHIO. The credit quality of the Ohio Tax-Exempt Fund will depend on the continued financial strength of the State of Ohio and its political subdivisions. Ohio is an industrialized state with a diverse economy. While manufacturing jobs in the state have been declining steadily, Ohio remains a leading exporter of manufactured goods. In an effort to minimize the State's exposure to cyclical downturns in the manufacturing sector, Ohio has diversified. The State has made productivity improvements and has expanded into the high-tech and business services industries. The 1997 operating surplus of the General Fund was $155 million, down from $548 million in 1996. As of June 1998 the State's Budget Stabilization Fund balance was $862 million, up from $828 million at the end of the 1997 fiscal year. The State's reserves have been restored to levels which now exceed those seen before the last recession. At present, Ohio's general obligation bonds are rated Aa1, AA+ and AA+ by Moody's, S&P, and Fitch, respectively.

RISK FACTORS OF CONCENTRATING IN PENNSYLVANIA. Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and the Pennsylvania Tax-Exempt Fund. From time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations generally being downgraded below investment grade by the major rating services. Other factors which may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing or laws governing tax-exempt financing. The State experienced 1.2% employment growth in 1998 and finished the year with an unemployment rate of 4.5%. Pennsylvania's General Fund recorded strong increases in the unreserved-undesignated balance, which by June 1998 was $497 million. The State's 1998 year-end General Fund balance represents a GAAP-basis reserve cushion equal to roughly 6.4% of General Fund revenues. Currently, Pennsylvania's general obligation bonds are rated AA, AA and Aa3 by S&P, Fitch and Moody's, respectively.

RISK FACTORS OF CONCENTRATING IN VIRGINIA. Specifically, the credit quality of the Virginia Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Virginia and its political subdivisions. Historically, the Commonwealth has maintained low debt levels allowing the State to carry a AAA rating since 1938. The Commonwealth's economy has benefited from its proximity to Washington D.C. and the resulting high number of federal government jobs. The Commonwealth has experienced an explosion in population in recent years increasing the need for infrastructure spending. This spending will add to Virginia's moderate debt load. Moreover, Virginia will have to contend with the revenue loss caused by the elimination of its vehicle tax. While these issues present challenges to the Commonwealth of Virginia, continued conservative management and their successful economic diversification in the last decade should enable the Commonwealth to remain stable. Currently, Virginia's general obligation bonds are rated AAA by both Moody's and S&P.

     Another risk factor associated with investment in the Funds is "non-diversification". As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Further, each Fund's investment in securities issued by that particular state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etceteras. However, each Fund intends to qualify as a "regulated investment company" for purposes of the "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

     However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.. Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

TEMPORARY DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

     In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategy for defensive purposes. If RMCI does so, different factors could affect a Fund's performance, and a Fund may distribute income subject to federal or local or state personal income tax. Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless a Fund has adopted a temporary defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by a Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

     Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                            MANAGEMENT OF THE TRUSTS

     The Funds' Trustees are responsible for the management and supervision of the Trusts. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds.

     Trustees and executive officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 63, Chairman/Chief Executive Officer and Trustee, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent is Chairman/Chief Executive Officer and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"); Director and Chairman/Chief Executive Officer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

     Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 35, President, Assistant Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent II joined The Reserve Funds in 1992 and is President and Assistant Secretary and Trustee of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also President, Secretary and Assistant Treasurer of RMCI; Senior Vice President, Secretary and Assistant Treasurer of RMC; and, Secretary and Director of RESRV.

+EDWIN EHLERT, JR., 70, Trustee, 125 Elm Street, Westfield, NJ 07091.

     Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 74, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

     Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. In 1999, Mr. Emmet retired as a principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+PATRICK J. FOYE, 44, Trustee, c/o AIMCO, 2000 S. Colorado Blvd., Tower Two, Suite 2-1000, Denver, CO 80222.

     From 1995 to present, Mr. Foye has been the Deputy Chairman of Long Island Power Authority. In addition, Mr. Foye is Executive Vice President of Apartment Investment and Management Company ("AIMCO"), a real estate investment trust and the nation's largest owner and manager of multi-family apartment properties. He was a partner from 1989 through 1998 in the law firm of Skadden, Arps, Slate, Meagher & Folm LLP, as well as a managing partner in the firm's offices in Moscow, Budapest, and Brussels from 1992 through 1994. Mr. Foye is a member of Governor Pataki's New York State Privatization Research Council. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 56, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.

     The Reverend Harrington is President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. (financial institution) since 1993. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 54, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.

     Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 60, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.

     Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 32, Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent III joined The Reserve Funds in 1997 and is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; and, Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARYKATHLEEN FOYNES GAZA, 31, Director of Compliance and Legal Affairs (Counsel) and Secretary, 1250 Broadway, New York, NY 10001-3701.

     Ms. Gaza is Director of Compliance and Legal Affairs (Counsel) and Secretary of RF, RIT, RNYTET, RTET and RPES, as well as Director of Compliance and Legal Affairs for RMCI and RMC and Counsel to RESRV. Before joining The Reserve Funds in 1998, Ms. Gaza was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Gaza worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

AGNES MULLADY, 42, Controller, 1250 Broadway, New York, NY 10001-3701.

Ms. Mullady is Controller of RF, RIT, RNYTET, RTET, RPES, as well as Controller and Director of RMC, RMCI and RESRV. Before joining The Reserve Funds in 2000, Ms. Mullady from 1993-1999 was Vice President and Treasurer, Northstar Funds; Senior Vice President and Chief Financial Officer, Northstar Investment Management Corp.; President and Treasurer, Northstar Administrators Corp.; and, Vice President and Treasurer, Northstar Distributors, Inc.____________

*    MR. BENT IS THE FATHER OF MR. BENT II AND MR. BENT III.
+    MESSRS. EHLERT, EMMET, FOYE, HARRINGTON, MONTGORIS, AND VIKLUND ARE MEMBERS
OF A REVIEW COMMITTEE, WHICH PERFORMS THE FUNCTIONS OF AN AUDIT COMMITTEE AND REVIEWS COMPLIANCE PROCEDURES AND PRACTICES. THE AUDIT COMMITTEE MEMBERS RECEIVE AN ANNUAL COMMITTEE FEE OF $2,000.

++   INTERESTED TRUSTEE WITHIN THE MEANING OF THE 1940 ACT. AS OF JUNE 1, 2000,
THE MEMBERS OF THE BOARD OF TRUSTEES WHO ARE NOT "INTERESTED TRUSTEES" WILL BE PAID A STIPEND OF $3,500 FOR EACH JOINT BOARD MEETING THEY ATTEND IN PERSON, A STIPEND OF $1,000 FOR EACH JOINT TELEPHONIC MEETING THEY PARTICIPATE IN, AND AN ANNUAL FEE OF $24,000 FOR SERVICE TO ALL OF THE TRUSTS IN THE COMPLEX.

     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2000

                                                              AGGREGATE                        TOTAL COMPENSATION
                                                            COMPENSATION                  FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                                  FROM TRUSTS              (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  --------------------------------------------------   --------------------     --------------------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee                               $0                         $       0
  Bruce R. Bent II, President and Trustee                                0                                 0
  Edwin Ehlert, Jr., Trustee                                         3,586                            30,500
  Patrick J. Foye, Trustee                                             361                             3,068
  Henri W. Emmet, Trustee                                            3.586                            30,500
  Rev. Donald J. Harrington, Trustee                                 3,175                            27,000
  William J. Montgoris, Trustee                                      3,018                            25,667
  William E. Viklund, Trustee                                        3,586                            30,500
    None of the executive officers of the Funds had
allocated cash remuneration in excess of $60,000
during the last fiscal year ending May 31, 2000 for
services rendered to the Fund.

     The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

CODE OF ETHICS. The Trusts, its Adviser and RESRV have adopted Code of Ethics, respectively, conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Reserve's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, Reserve has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established.

     As of March 12, 2001, the following persons were known by the Trusts to own of record or beneficially 5% or more of the outstanding shares of a Fund:

   INTERSTATE TAX-EXEMPT FUND -- CLASS R*
   (*ALL SHARES OF THE FUNDS AS OF APRIL 8, 2001 ARE NOW DESIGNATED AS CLASS R.)


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
                                                                            OWNED (1)                SHARES OWNED
                                                                          ------------               ------------
   CALIFORNIA II TAX-EXEMPT FUND

                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   CONNECTICUT TAX-EXEMPT FUND                                              OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   FLORIDA TAX-EXEMPT FUND                                                  OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   MASSACHUSETTS TAX-EXEMPT FUND                                            OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   MICHIGAN TAX-EXEMPT FUND                                                 OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   NEW YORK TAX-EXEMPT FUND                                                 OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   OHIO TAX-EXEMPT FUND                                                     OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   PENNSYLVANIA TAX-EXEMPT FUND                                             OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
   NAME AND ADDRESS OF BENEFICIAL OWNER                                   BENEFICIALLY               OUTSTANDING
   VIRGINIA TAX-EXEMPT FUND                                                 OWNED (1)                SHARES OWNED


                                                                             SHARES                    PERCENT
                                                                          BENEFICIALLY               OUTSTANDING
   NAME AND ADDRESS OF BENEFICIAL OWNER                                     OWNED (1)                SHARES OWNED

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. As a result of recent shareholder votes, each of the Funds has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The California II, Michigan, Ohio and Virginia Tax-Exempt Funds, since inception, have been subject to a comprehensive management fee. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

     Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid comprehensive management fee. The comprehensive management fee includes all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which each Fund it pays its direct or allocated share. The Funds, with the exception of the Interstate Tax Exempt Fund, pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. The Interstate Tax-Exempt Fund, the Fund pays RMCI a comprehensive management fee accordingly to the following schedule:

                                                                              TREASURER'S
                      CLASS 8     CLASS 15     CLASS 25   CLASS 35   CLASS 45    TRUST      CLASS 75    CLASS R
                      -------     --------     --------   --------   --------   --------    --------    -------
COMPREHENSIVE
MANAGEMENT FEE         0.08%        0.15%        0.25%      0.35%      0.45%      0.60%       0.55%      0.80%

     For the fiscal years ended May 31, 1998 and 1999, RMCI received management fees under the Investment Management Agreements previously in effect. For the fiscal year ended May 31, 2000, RMCI received management fees under the investment management agreements previously in effect, as well as the comprehensive management fee agreements. For the fiscal years ended May 31, 1998, and 1999, as well as June 1, 1999 to June 26, 1999, RMCI received management fees under the Investment Management Agreements previously in effect.

     For the fiscal years ended May 31, 1998 and 1999, RMCI received management fees under the Investment Management Agreements previously in effect. For the fiscal years ended May 31, 1998, 1999 and 2000, RMCI received aggregate management fees of $1,676,809, $1,801,995, and of $2,228,804 respectively, from the Interstate Tax-Exempt Fund. For the fiscal years ended May 31, 1998, 1999 and 2000, RMCI received aggregate management fees of, $185,719, $231,720, and $420,264, respectively, from the Connecticut Tax-Exempt Fund; $91,116, $131,448 and $103,426, respectively, from the Massachusetts Tax-Exempt Fund; $889,437, $941,347 and $1,538,209, respectively, from the New York Tax-Exempt Fund; $197,592, $225,279, and $355,140, respectively, from the New Jersey Tax-Exempt Fund; $50,776, $110,877 and $200,175, respectively, from the Florida Tax-Exempt Fund. RMCI received $45,755 in management fees from the Pennsylvania Tax-Exempt Fund for the period September 15, 1997 to May 31, 1998 and $94,163 and $141,513 fiscal years ending May 31, 1999 and 2000, respectively. RMCI received $1,915 in management fees from the Ohio Tax-Exempt Fund for the period April 1, 1998 to May 31, 1998 and $8,867 and $16,505 fiscal years ending May 31, 1999 and 2000, respectively. RMCI received $2,705 and $11,118 in management fees from the Michigan Tax-Exempt Fund for the period December 14, 1998 to May 31, 1999 and fiscal year ended May 31, 2000, respectively. RMCI received $1,371 in management fees from the Virginia Tax-Exempt Fund for the period March 3, 2000 to May 31, 2000. RMCI received $452,687 in management fees from the California II Tax-Exempt Fund for the period July 2, 1999 to May 31, 2000. California II and Virginia Tax-Exempt Funds had fees waived of $24,022 and $73, respectively.

     From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

SERVICE AGREEMENT. A Service Agreement was in effect for the Funds, with the exception of California II, Michigan, Ohio and Virginia Tax-Exempt Funds, until June 25, 1999. Pursuant to the Service Agreement, the Adviser furnished at cost, all personnel required for the maintenance and operation of the Funds, including administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as a suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which the Funds reimburse the Adviser includes salaries and other expenses, rent, depreciation of equipment and facilities. Affiliates of the Adviser may provide some of these services. The Trusts also reimbursed the Adviser for: brokerage fees and commissions, interest charges, taxes, the cost of registering for sale, issuing and redeeming the Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders, overhead costs and expenses accounting and legal fees and expenses and disinterested Trustees fees with regard to the Funds. The Adviser agreed to repay the Funds promptly any amount which a majority of disinterested Trustees reasonably determines in its discretion is in excess of or not properly attributable to the cost of operations or expenses of the Fund. The Service Agreement was non-assignable and continued until terminated by either party on 120 days' notice.

     A substantially similar Service Agreement was in effect with regard to each of the other Funds until June 25, 1999. Pursuant to the Service Agreements during the fiscal years ended May 31, 1998, 1999 and 2000, the Funds reimbursed RMCI $1,868,365, $2,271,896 and $130,389, respectively, for combined expenses.

DISTRIBUTION AGREEMENT. The Fund's Distributors is RESRV. The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Funds within the meaning of the Investment Company Act of 1940, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 2000, no distribution assistance payments were made to RESRV.

     The Distribution Agreement may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

PLAN OF DISTRIBUTION. (Class 75 and R only). The Funds maintain a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to a Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Funds and its shareholders.

     Under the Plan, the Funds' Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

     During the fiscal year ended May 31, 2000, $1,399,485 was paid under the Plan by the Trusts. Any such payments are intended to benefit the Funds by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 2000, substantially all payments made by the Funds were to brokers or other financial institutions and intermediaries for share balances in the Funds.

     The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust, respectively, act as their own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 are Custodians for the Funds for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Funds' independent accountant.

                          INFORMATION ABOUT THE TRUSTS

     The Reserve Tax-Exempt Trust's and Reserve New York Tax-Exempt Trust's Declaration of Trusts permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Advisory Agreement or change the fundamental investment policies) or by the Declaration of Trust.

     Further, the Trusts are allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     As stated previously, to date, the Board has authorized the creation of ten
(10) series (funds) of the Reserve Tax-Exempt Trust (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series (fund) of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund). Each Fund, with the exception of the Interstate Tax-Exempt Fund, offers only one class of shares, presently. The Interstate Tax-Exempt Fund offers eight classes: Class 8, 15, 25, 35, 45 Treasurer's Trust, 75 and R. All consideration received by the Trust for shares of one of the Funds and/or class and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trusts provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trusts also require the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declaration of Trusts further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

     The minimum initial investment in each Fund is $1,000, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the Fund, or if you are an IRA customer. There is no minimum subsequent investment. The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travellers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

     Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal Funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:00 AM (Eastern time), will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 11:00 AM (Eastern time) are considered received on the following business day.

     IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trusts are required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM. Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

     The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Board of Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

     In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES. Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. (Treasurer's Trust, Class 75 and Class R only). If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call The Reserve Funds at 800-637-1700 for an application.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
     (2) redemptions on accounts whose address has been changed within the past 30 days; or
     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

     Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

RESERVE CASH PERFORMANCE ACCOUNT. (Treasurer's Trust, Class 75 and Class R only). The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

     A VISA Check Card (a debit card) is also available with these packages. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors receive a 1% cash rebate on all VISA purchases which is credited to their Reserve account. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

     VISA cardholders may be liable for the unauthorized use of their card if the Fund or the bank is not notified of the theft or loss within two (2) business days. If the Fund or the bank is notified of the theft or loss within the specified time period, the cardholder is only liable for that amount set by governing Federal regulations, currently $50. Participants should refer to the VISA Account Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

     For the different attributes associated with CPA and CPA Plus packages, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA Plus service fee (currently $60 which may be charged to the account at the rate of $5 monthly). CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

     The use of checks and VISA cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

 .

STOP PAYMENTS. (Treasurer's Trust, Class 75 and Class R only). The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Treasurer's Trust, Class 75 and Class R only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). (Treasurer's Trust, Class 75 and Class R only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

     The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by The Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by The Fund, the investment adviser or the distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the investment adviser or the distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms"), which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

     Each Fund ordinarily declares dividends from its net investment income on each day the Exchange and The Reserve Fund is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

     Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

     The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.

     Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in a Fund which may differ from the federal income tax consequences described above.

     The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein.

                                YIELD INFORMATION

     For the seven-day period ended May 31, 2000, the Interstate Tax-Exempt Fund's yield was 3.22% and its effective yield was 3.27%. All shares of the Interstate Tax-Exempt Fund as of April 8, 2001 are now designated as Class R. For the seven-day period ended May 31, 2000, Connecticut Tax-Exempt Fund's yield was 2.98% and its effective yield was 3.03%. For the seven-day period ended May 31, 2000, the Florida Tax-Exempt Fund's yield was 3.26% and its effective yield was 3.32%. For the seven-day period ended May 31, 2000, Massachusetts Tax-Exempt Fund's yield was 3.07% and its effective yield was 3.11%. For the seven-day period ended May 31, 2000, Michigan Tax-Exempt Fund's yield was 3.45% and its effective yield was 3.51%. For the seven-day period ended May 31, 2000, New Jersey Tax-Exempt Fund's yield was 3.11% and its effective yield was 3.16%. For the seven-day period ended May 31, 2000, New York Tax-Exempt Fund's yield was 3.07% and its effective yield was 3.12%. For the seven-day period ended May 31, 2000, Ohio Tax-Exempt Fund's yield was 3.18% and its effective yield was 3.23%. For the seven-day period ended May 31, 2000, Pennsylvania Tax-Exempt Fund's yield was 3.25% and its effective yield was 3.31%. For the seven-day period ended May 31, 2000, Virginia Tax-Exempt Fund's yield was 3.36% and its effective yield was 3.41%.

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 366/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 366 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

     Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet through On-line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                    RATINGS

     The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

     There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS

     Financial Statements (audited) for the Reserve Tax-Exempt Trust, including the Interstate Tax-Exempt Fund, and the Reserve New York Tax-Exempt Trust for the fiscal year ended May 31, 2000, including notes thereto, are incorporated by reference in the SAI from the Trusts' Annual Report to Shareholders dated May 31, 2000 filed with the SEC. Further, the unaudited Financial Statements for the Reserve Tax-Exempt Trust, including the Interstate Tax-Exempt Fund, and the Reserve New York Tax-Exempt Trust for period ending November 30, 2000, including notes thereto, are incorporated by reference in the SAI from the Trusts' Semi-Annual Reports to Shareholders dated November 30, 2000 filed with the SEC. All outstanding shares of the Interstate Tax-Exempt Fund as of April 8, 2001 are now designated as Class R.

                                     PART C
Item 23. Exhibits

     (a) Declaration of Trust and Amendments filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (b) Bylaws and Amendments filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (c) Declaration of Trust filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (d) Form of Investment Management Agreement*

     (e) Form of Registered Dealer Agreement filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (f) Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No. 9 dated September 30, 1986; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 of The Reserve Fund (File No. 811-2033) dated July 31, 1989 and is incorporated by reference.

     (g) Custodian Agreement with Chase Manhattan Bank filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (h) Not Applicable

     (i) Opinion of Counsel

     (j) Consent of Auditors*

     (k) Not applicable

     (l) Not applicable

     (m) Form of Distribution Agreement and Plan of Distribution*


     (n) Registrant's Plan Pursuant to Rule 18f-3*

     (o) Reserved

     (p) Code of Ethics filed as an exhibit to registrant's Post Effective Amendment No. 27, dated July 31, 2000, and incorporated by reference.

     ----------

     *To be filed with subsequent amendment

Item 24. Persons Controlled by or Under Common Control with Registrant

         Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Name                     Position with Adviser                         Other Businesses
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bent            Chairman and CEO                              Chairman and CEO and Director of Reserve Management
                                                                       Corporation and Chairman and Director of
                                                                       Resrv Partners, Inc. both of the same address
                                                                       as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II         Vice President and Secretary                  Senior Vice President, Secretary and Director of
                                                                       Reserve Management Corporation and Secretary
                                                                       and Director of Resrv Partners, Inc. both of
                                                                       the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III      Senior Vice President CEO/Treasurer            President, Treasurer and Director of
                                                                       Reserve Management Corporation and Treasurer
                                                                       and Director of Resrv Partners, Inc. both of
                                                                       the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
MaryKathleen F. Gaza    Director of Compliance                         Director of Compliance and Legal Affairs for Reserve
                        and Legal Affairs                              Management Corporation and General counsel of Resrv
                                                                       Partners, Inc. both of the same address of the trust.
-------------------------------------------------------------------------------------------------------------------------------
Agnes Mullady           Controller                                     Controller of Reserve Management Corporation and Resv
                                                                       Partners, Inc. both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Institutional Trust, Reserve Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant


-------------------------------------------------------------------------------
Bruce R. Bent                               Chairman and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Mary A. Belmonte                            President
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Bruce R. Bent II                            Secretary and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Arthur Bent III                             Treasurer and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
MaryKathleen Foynes Gaza                    Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Agnes Mullady                               Controller
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

         Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 27 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 2nd day of February, 2001.

                        RESERVE NEW YORK TAX-EXEMPT TRUST


                                    By:  /s/ Bruce R. Bent
                                         --------------------------------
                                         Bruce R. Bent, Chairman/CEO

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                        Title                                               Date

/s/ Bruce R. Bent                                Chairman/CEO and Trustee (principal                 February 2, 2001
------------------------------------------       executive operating and financial officer)
Bruce R. Bent

/s/ Bruce R. Bent II                             President and Trustee                               February 2, 2001
------------------------------------------
Bruce R. Bent II

*                                                Trustee                                             February 2, 2001
------------------------------------------
Edwin Ehlert Jr.

*                                                Trustee                                             February 2, 2001
------------------------------------------
Henri W. Emmet

*                                                Trustee                                             February 2, 2001
------------------------------------------
Donald J. Harrington

*                                                Trustee                                             February 2, 2001
------------------------------------------
William E. Viklund

*                                                Trustee                                             February 2, 2001
------------------------------------------
William Montgoris

*                                                Trustee                                             February 2, 2001
------------------------------------------
Patrick J. Foye

/s/ Arthur T. Bent III                           CEO/Treasurer and                                   February 2, 2001
------------------------------------------       Sr. Vice President
Arthur T. Bent III

/s/ MaryKathleen Foynes Gaza                     Secretary                                           February 2, 2001
------------------------------------------
MaryKathleen Foynes Gaza
*Attorney-in-Fact